Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Investments [Abstract]
Summary of Other Investments

	2025	2024
(in $ millions)	$	$
Non-current investments
Time deposits	261	273
Debt investments – at FVTPL	240	187
Debt investments – at FVOCI	132	98
Equity investments – at FVTPL	390	207
	1,023	765
Current investments
Time deposits	1,296	1,425
Debt investments – at FVTPL	1,082	247
Debt investments – at FVOCI	22	169
Debt investments – at amortized cost	971	824
	3,371	2,665
	4,394	3,430